Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Components of inventory [Abstract]
Raw materials	$ 63.8	$ 61.5
Work in progress	18.6	19.4
Finished goods	259.9	331.4
Total inventories at the lower of cost and net realizable value	342.3	412.3
Components of cost of sales [Abstract]
Cost of goods manufactured	334.9	352.4	$ 309.0
Depreciation and amortization	14.8	12.4	4.7
Cost of sales	$ 349.7	$ 364.8	$ 313.7